Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended				12 Months Ended
		Jan. 31, 2019		Oct. 31, 2018	Jan. 31, 2018	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 88				$ 89
Interest income on impaired loans	[1]	7,091	[2]	$ 6,877	$ 5,803
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 94				$ 93

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $7,923 for the quarter ended January 31, 2019 (October 31, 2018 - $7,624; January 31, 2018 - $6,446).
[2]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).